Investments	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]

13. Investments

Investment at cost

In June 2013, the Company acquired a 19.9% non-controlling interest in TerraCycle Canada ULC (“TerraCycle”) for total consideration of 1,035 Canadian dollars (“C$”). TerraCycle is a Canadian unlimited liability company that offers programs to collect waste and convert the collected waste into a wide range of products and materials. This investment is accounted for under the cost method of accounting.

Investment in equity accounted investee

The Company has a fifty percent ownership interest in two companies whose business is comprised principally of compactor and related equipment rentals. The remaining ownership is owned by two trusts. The Company exercises joint control over its investment through its fifty percent ownership interest. The Company's fifty percent ownership interest grants it authority to nominate fifty percent of the directors to the board of the investee. The Chairperson of the investee's Board of Directors cannot be nominated by the Company and the Chairperson cannot be a member of the Company's Board of Directors. The Chairperson of the investee is entitled to cast a second vote in the event of a tie amongst its board. Certain matters are beyond the control of the investee's board and reside with its shareholders. These matters include certain financing, board composition, the sharing of profits and material business changes.

Effective April 1, 2013, the Company entered into an amending agreement to purchase the remaining fifty percent interest in the investee no later than February 28, 2015, subject to the Company or the seller providing notice of purchase or sale, at an amount equal to the greater of fifty percent of revenues less operating and selling, general and administration expense of the investee for the preceding 12 month period multiplied by six or C$9,000. Certain conditions can accelerate the purchase or extend the commitment beyond February 28, 2015.

The Company received unsecured promissory notes from its equity accounted investee. The promissory notes are repayable on demand with no fixed term to maturity. Interest on the notes accrues at a rate equal to the greater of 5.5%, or the rate which is equal to bank prime plus 2.0% calculated annually, not in advance and payable on maturity. The promissory notes may be repaid, in whole or in part, at any time, subject to certain restrictions. See Note 22 for additional information about transactions conducted between the Company and its equity accounted investee.

The following table summarizes the Company's cost and equity method investments:

	December 31, 2013	December 31, 2012

Cost method investment	$973	$-
Equity method investment	4,686	4,062
Total investments	$5,659	$4,062